LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of the changes in the ALLL by portfolio segment - As percent of ALLL (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
As percent of ALLL
Ending balance	$ 6,490,649	$ 5,899,488	$ 8,635,059
Loans:
Total loans	545,707,995	472,488,814	513,760,783
Less ALLL	6,490,649	5,899,488	8,635,059
Net loans	539,217,346	466,589,326	505,125,724
Loans Receivable
As percent of ALLL
ALLL attributed to individually evaluated loans	165,000
ALLL attributed to collectively evaluated loans	6,326,000
Ending balance	6,491,000	5,899,000
Loans:
Individually evaluated	15,152,000
Collectively evaluated	530,556,000
Total loans	545,708,000	472,489,000
Less ALLL	6,491,000	5,899,000
Net loans	539,217,000	466,590,000
Loans Receivable | Commercial & Industrial
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	2,676,000
Ending balance	2,676,000	1,965,000
Loans:
Individually evaluated	3,986,000
Collectively evaluated	197,377,000
Total loans	201,363,000	154,011,000
Less ALLL	2,676,000	1,965,000
Net loans	198,687,000
Loans Receivable | Owner-occ. CRE
As percent of ALLL
ALLL attributed to individually evaluated loans	165,000
ALLL attributed to collectively evaluated loans	371,000
Ending balance	536,000	347,000
Loans:
Individually evaluated	354,000
Collectively evaluated	111,686,000
Total loans	112,040,000	111,179,000
Less ALLL	536,000	347,000
Net loans	111,504,000
Loans Receivable | Investment CRE
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	298,000
Ending balance	298,000	393,000
Loans:
Individually evaluated	380,000
Collectively evaluated	71,140,000
Total loans	71,520,000	66,577,000
Less ALLL	298,000	393,000
Net loans	71,222,000
Loans Receivable | Construction & Land Development
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	1,904,000
Ending balance	1,904,000	2,035,000
Loans:
Individually evaluated	8,558,000
Collectively evaluated	18,406,000
Total loans	26,964,000	24,774,000
Less ALLL	1,904,000	2,035,000
Net loans	25,060,000
Loans Receivable | Residential Construction
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	120,000
Ending balance	120,000	311,000
Loans:
Individually evaluated	397,000
Collectively evaluated	7,273,000
Total loans	7,670,000	9,363,000
Less ALLL	120,000	311,000
Net loans	7,550,000
Loans Receivable | Residential First Mortgage
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	506,000
Ending balance	506,000	405,000
Loans:
Individually evaluated	1,326,000
Collectively evaluated	78,217,000
Total loans	79,543,000	56,392,000
Less ALLL	506,000	405,000
Net loans	79,037,000
Loans Receivable | Residential Junior Mortgage
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	431,000
Ending balance	431,000	419,000
Loans:
Individually evaluated
Collectively evaluated	40,928,000
Total loans	40,928,000	42,699,000
Less ALLL	431,000	419,000
Net loans	40,497,000
Loans Receivable | Retail & Other
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	20,000
Ending balance	20,000	24,000
Loans:
Individually evaluated	151,000
Collectively evaluated	5,529,000
Total loans	5,680,000	7,494,000
Less ALLL	20,000	24,000
Net loans	$ 5,660,000